Share capital and share premium account	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Share capital and share premium account
36. Share capital and share premium account

	Ordinary Shares of 25p each		Share premium
	Number	£m	£m
Share capital issued and fully paid
At 1 January 2018	5,372,553,820	1,343	3,019
Issued under employee share schemes	6,513,804	2	72

At 31 December 2018	5,379,067,624	1,345	3,091
Issued under employee share schemes	4,034,607	1	50
Ordinary shares acquired by ESOP Trusts	—	—	33

At 31 December 2019	5,383,102,231	1,346	3,174
Issued under employee share schemes	2,087,386	—	29
Ordinary shares acquired by ESOP Trusts	—	—	78

At 31 December 2020	5,385,189,617	1,346	3,281

	31 December 2020 000	31 December 2019 000
Number of shares issuable under employee share schemes	48,205	57,871

Number of unissued shares not under option	4,566,605	4,559,027

At 31 December 2020, of the issued share capital, 48,975,304 shares were held in the ESOP Trusts, 355,205,950 shares were held as Treasury shares and 4,981,008,363 shares were in free issue. All issued shares are fully paid. The nominal, carrying and market values of the shares held in the ESOP Trusts are disclosed in Note 44, ‘Employee share schemes’.